GRUNTAL & CO. INCORPORATED (LOGO)
ESTABLISHED 1880

MEMBER NEW YORK STOCK EXCHANGE

[GRAPHIC OMITTED]


MONEY MARKET PORTFOLIO
----------------------------------------------
MUNICIPAL
MONEY MARKET PORTFOLIO
----------------------------------------------
GOVERNMENT OBLIGATIONS
MONEY MARKET PORTFOLIO
----------------------------------------------
NEW YORK MUNICIPAL
MONEY MARKET PORTFOLIO


SEMI-ANNUAL REPORT
FEBRUARY 28, 1997
----------------------------------------------
==============================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                     SEMI-ANNUAL INVESTMENT ADVISER'S REPORT



     Economic activity continued its sawtooth pattern in the second half of 1996 by dipping sharply in the third quarter but recovering strongly in the last three months. Fourth quarter GDP was initially reported at 4.7%, led by gains in industrial production, capacity utilization and housing. The pace of new job creation also continued strong and market sentiment began to focus on the possibility that wage pressures might raise inflation. For the year, both the consumer and producer price indices showed gains of about 3%, however, the core rates, excluding the more volatile food and energy components were less troubling. The Federal Reserve maintained a close watch over the markets and was often thought to be on the verge of tightening monetary policy. This increased the volatility of short-term rates during the period, but no change in monetary policy was effected. The Fed's strongest impact on the markets was in early December when the chairman spoke of the "irrational exuberance" that existed and warned investors of sudden changes in fortune. The markets weakened for a short while, but by the middle of February, the Dow Jones Industrial Average, for example, had another added 600 points to its upward climb.

     Short-term taxable interest rates continued to trade off of the 5.25% federal funds rate, but near-term fluctuations were volatile and the yield curve took on varying degrees of positive slope depending on the perceived timing of a Fed tightening. As also usually happens, year-end pressures pushed yields on one and two-month obligations to temporary highs, as issuers tried to induce investors to put money into early 1997. This increase in rates provided opportunity for the funds to enhance portfolio yields by extending that portion of their cash that was not needed to provide year-end liquidity. The effect of these actions late in the year was a gradual lengthening in the funds' average weighted maturities to a 40-day target for the government portfolio and a 55-day target for the money market portfolio.

     Yields in the tax-exempt market were a function of supply and demand during the year. With Fed policy on hold, most municipal funds were defensive, preferring shorter maturities in anticipation of higher rates in the future. Short-term tax-free yields did rise in the third quarter as new issuance from states and local governments caused inventory to swell. After-tax yields rose to attractive levels and tax-free funds tended to extend their maturities by buying beyond the first two months of the year when short-term yields are typically low. New York City was a large participant in the second half of 1996, issuing $800 million in tax anticipation notes in August and $1.6 billion revenue anticipation notes in October. Overall, tax-exempt money market funds experienced record growth during the last year, closing February at about $147 billion, as reported in IBC'S MONEY FUND REPORT, versus $135 billion a year ago.

     Looking ahead, the course of monetary policy will be closely watched and hotly debated. Chairman Greenspan has already warned the markets about a "preemptive strike" on interest rates to prevent a rekindling of inflation. The economy appears to be expanding at a 2.5-3.0% pace and inflation continues to hover around 3.0%. In this environment, short-term rates could well remain at current levels for some time, however, there is a clear bias, on the part of the Fed, to tighten monetary policy.

                     PNC Institutional Management Corporation
                     (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------  --------------
AGENCY OBLIGATIONS--3.9%
Federal Home Loan Bank Discount
   Notes
   5.300% 03/03/97 ............. $ 75,000  $   74,977,917
                                           --------------
Student Loan Marketing Association(DAGGER)
   5.330% 03/04/97 .............   10,000      10,000,000
   5.340% 03/04/97 .............   10,000      10,000,000
                                           --------------
                                               20,000,000
                                           --------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $94,977,917) ......               94,977,917
                                           --------------
CERTIFICATES OF DEPOSIT--34.2%
BANK NOTES--12.2%
Bankers Trust Co.
   5.530% 08/01/97 .............   50,000      50,002,068
Chase Manhattan Bank-Delaware
   5.550% 07/15/97 .............   50,000      50,000,000
   5.530% 07/28/97 .............   50,000      50,000,000
First National Bank of Boston
   5.500% 03/17/97 .............   25,000      25,000,000
   5.600% 04/01/97 .............   25,000      25,000,000
   5.460% 08/06/97 .............   50,000      50,000,000
Mellon Bank N.A.
   6.030% 09/23/97 .............   25,000      25,017,286
Wilmington Trust Co.
   5.400% 03/24/97 .............   25,000      25,000,000
                                           --------------
                                              300,019,354
                                           --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--22.0%
Bank of Tokyo-Mitsubishi
   5.580% 04/30/97 .............   50,000      50,000,000
   5.540% 06/11/97 .............   20,000      20,001,804
Banque Nationale de Paris
   5.370% 05/14/97 .............   50,000      50,003,657
Industrial Bank of Japan
   5.500% 04/16/97 .............   50,000      50,000,000
Royal Bank of Canada
   5.320% 03/03/97(DAGGER) .....   25,000      24,980,486
   5.510% 04/30/97 .............   74,000      74,008,032
Sanwa Bank Ltd Japan
   5.450% 03/06/97 .............   50,000      50,000,138

                                    PAR
                                   (000)       VALUE
                                 --------  --------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--(CONTINUED)
Societe Generale
   5.600% 04/07/97 ............. $ 25,000  $   25,000,000
   5.780% 08/20/97 .............   21,000      21,006,543
   5.600% 09/19/97 .............   50,000      50,000,000
   5.770% 01/09/98 .............   25,000      24,991,763
Sumitomo Bank
   5.500% 04/14/97 .............   25,000      25,000,000
Svenska Handelsbanken Inc.
   5.350% 05/27/97 .............   25,000      25,000,000
   5.360% 05/27/97 .............   25,000      24,999,404
Swedbank
   5.630% 03/25/97 .............   25,000      25,000,162
                                           --------------
                                              539,991,989
                                           --------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $840,011,343) .....              840,011,343
                                           --------------

COMMERCIAL PAPER--38.5%
ASSET BACKED SECURITIES--9.6%
Asset Securitization Co-Op Corp.
   5.310% 03/11/97 .............   50,000      49,926,250
   5.305% 03/12/97 .............   50,000      49,918,951
Corporate Receivables Corp.
   5.300% 04/07/97 .............   25,000      24,863,819
Cxc, Inc.
   5.350% 03/20/97 .............   40,000      39,887,056
Sigma Finance, Inc.
   5.410% 03/03/97 .............   50,870      50,854,711
   5.370% 04/04/97 .............   20,000      19,898,567
                                           --------------
                                              235,349,354
                                           --------------
BANKS--3.6%
ABN-AMRO N.A. Finance Inc.
   5.275% 06/09/97 .............   25,000      24,633,681
Morgan (J.P.) & Co.
   5.360% 07/17/97 .............   25,000      24,486,333
Swedbank Inc.
   5.400% 07/07/97 .............   40,000      39,232,000
                                           --------------
                                               88,352,014
                                           --------------
FINANCE LESSORS--2.0%
General Electric Capital Corp.
   5.340% 04/28/97 .............   50,000      49,569,833
                                           --------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28,1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
FINANCE SERVICES--6.3%
Countrywide Funding Corp.
   5.350% 03/20/97 ............. $ 50,000   $  49,858,819
Dakota Certificates Program
   5.300% 05/12/97 .............   30,000      29,682,000
   5.330% 05/15/97 .............   26,500      26,205,740
   5.300% 05/20/97 .............   50,000      49,411,111
                                            -------------
                                              155,157,670
                                            -------------
GLASS, GLASSWARE, PRESSED OR BLOWN--2.0%
Newell Co.
   5.330% 03/06/97 .............   50,000      49,962,986
                                            -------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--1.1%
Toshiba International Finance (UK)
   PLC
   5.360% 03/24/97 .............   26,700      26,608,567
                                            -------------
PERSONAL CREDIT INSTITUTIONS--3.0%
General Motors Acceptance Corp.
   5.500% 03/03/97 .............   35,000      34,989,306
   5.390% 06/30/97 .............   40,000      39,275,344
                                            -------------
                                               74,264,650
                                            -------------
SECURITY BROKERS & DEALERS--7.1%
Lehman Brothers Holdings Inc.
   5.420% 03/17/97 .............   50,000      49,879,556
Merrill Lynch & Co.
   5.300% 08/14/97 .............   50,000      48,778,056
Morgan Stanley Group, Inc.
   5.450% 03/24/97 .............   25,000      24,912,951
Nomura Holding America, Inc.
   5.350% 03/10/97 .............   25,000      24,966,562
   5.370% 05/14/97 .............   25,000      24,724,042
                                            -------------
                                              173,261,167
                                            -------------
SERVICES - AUTO RENT & LEASE--2.0%
PHH Corp.
   5.280% 04/21/97 .............   50,000      49,626,000
                                            -------------

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
TELEPHONE COMMUNICATIONS--1.8%
MCI Communications Corp.
   5.320% 04/30/97 ............. $ 20,000   $  19,822,667
   5.470% 04/30/97 .............   25,000      24,772,083
                                            -------------
                                               44,594,750
                                            -------------
     TOTAL COMMERCIAL PAPER
       (Cost $946,746,991) .....              946,746,991
                                            -------------
CORPORATE OBLIGATIONS--8.3%
FINANCE LESSORS--1.4%
IBM Credit Corp.
   5.740% 08/14/97 .............   15,000      15,012,217
   5.700% 10/27/97 .............   20,000      19,996,338
                                            -------------
                                               35,008,555
                                            -------------
PERSONAL CREDIT INSTITUTIONS--1.2%
General Motors Acceptance Corp.
   7.900% 03/12/97 .............   14,750      14,761,470
   5.625% 10/30/97 .............   15,000      14,994,092
                                            -------------
                                               29,755,562
                                            -------------
SECURITY BROKERS & DEALERS--5.7%
Bear Stearns Companies, Inc.
   5.290% 03/11/97 .............   20,000      20,000,000
   5.405% 03/24/97(DAGGER) .....   50,000      50,000,000
   5.860% 01/20/98 .............   20,000      20,000,000
Lehman Brothers Holdings, Inc.(DAGGER)
   5.600% 03/06/97 .............   50,000      50,000,000
                                            -------------
                                              140,000,000
                                            -------------
     TOTAL CORPORATE
       OBLIGATIONS
       (Cost $204,764,117) .....              204,764,117
                                            -------------
MUNICIPAL BONDS--5.3%
CALIFORNIA--0.5%
Adventist Health Systems West
   Series 1988(DAGGER)
   5.500% 03/05/97 .............   12,425      12,425,000
                                            -------------
FLORIDA--0.1%
Coral Springs, Florida Industrial
   Development Revenue(DOUBLE DAGGER)
   5.400% 03/05/97 .............    2,900       2,900,000
                                            -------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
GEORGIA--0.4%
De Kalb County Georgia Development
   Authority Series 1995 B (Emory
   University Project)(DOUBLE DAGGER)
   5.400% 02/28/97 .............  $ 9,840   $   9,840,000
                                            -------------
ILLINOIS--0.7%
Barton Healthcare Taxable Revenue
   Bonds Series 1995(DAGGER)
   5.450% 03/05/97 .............   12,155      12,155,000
Baylis Group Partnership Weekly
   Demand Taxable Bond Series 1992(DOUBLE DAGGER)
   5.600% 03/05/97 .............      600         600,000
Illinois Health Facilities Authority
   Convertible/ VRDN RB
   (The Streeterville Corp. Project)
   Series 1993-B(DOUBLE DAGGER)
   5.450% 03/05/97 .............    4,400       4,400,000
                                            -------------
                                               17,155,000
                                            -------------
INDIANA--0.3%
Bremen, Inc. Taxable Adjustable Rate
   Note Series 1996 B (Cleveland)
   5.540% 03/05/97 .............    6,000       6,000,000
                                            -------------
KENTUCKY--0.2%
Boone County Taxable IDR Refunding
   Bonds (Square D Company Project)
   Series 1994-B VRDN(DAGGER)
   5.450% 03/05/97 .............    4,200       4,200,000
                                            -------------
MINNESOTA--0.2%
Fairview Hospital And Healthcare
   Services Taxable ADJ Convertible
   Extendable Securities Series 1994
   (MBIA-INS.) VRDN(DAGGER)
   5.500% 03/06/97 .............    4,900       4,900,000
                                            -------------
MISSISSIPPI--1.3%
Hinds County, Mississippi
   IDRB VRDN(DAGGER)
   5.400% 03/05/97 .............    3,315       3,315,000

                                    PAR
                                   (000)       VALUE
                                 --------   -------------
MISSISSIPPI--(CONTINUED)
Mississippi Business Finance Corp.
   IDR (Dana Lighting Project)
   Series 1995, Orlando
   5.400% 03/07/97 .............  $ 6,700    $  6,700,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1994 (Bryan
   Foods, Inc. Project) VRDN(DAGGER)
   5.450% 03/05/97 .............   14,000      14,000,000
Mississippi Business Finance Corp.
   Taxable IDR Series 1995
   5.400% 03/07/97 .............    7,800       7,800,000
                                            -------------
                                               31,815,000
                                            -------------
NEW YORK--0.5%
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities Series 1990 VRDN(DAGGER)
   5.400% 03/05/97 .............    5,500       5,500,000
Health Insurance Plan of Greater NY
   adj/Convertible Extendable
   Securities VRDN(DAGGER)
   5.400% 03/05/97 .............    6,800       6,800,000
                                            -------------
                                               12,300,000
                                            -------------
NORTH CAROLINA--0.5%
City of Asheville North Carolina
   Tax Corp.
   5.350% 03/05/97 .............   12,700      12,700,000
Community Health Systems, Inc.
   Taxable First Union National Bank
   of North Carolina Series 1991-A(DAGGER)
   5.650% 03/05/97 .............      400         400,000
                                            -------------
                                               13,100,000
                                            -------------
TEXAS--0.6%
South Central Texas Industrial
   Development Corp. Taxable IDR
   (Rohr Industries Project)
   Series 1990 VRDN(DAGGER)
   5.450% 03/05/97 .............   14,800      14,800,000
                                            -------------
     TOTAL MUNICIPAL BONDS
       (Cost $129,435,000) .....              129,435,000
                                            -------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                    PAR
                                   (000)       VALUE
                                 --------  --------------
TIME DEPOSITS--5.4%
Bank of Tokyo-Mitsubishi
   5.313% 03/07/97 ............. $ 50,000  $   50,000,000
First Union National Bank of NC
   5.438% 03/03/97 .............   81,900      81,900,000
                                           --------------
     TOTAL TIME DEPOSITS
       (Cost $131,900,000) .....              131,900,000
                                           --------------
REPURCHASE AGREEMENTS--4.1%
J. P. Morgan Securities
   (Agreement dated 02/28/97 to
   be repurchased at 100,044,583,
   collateralized by $78,387,000
   U.S. Treasury Bond 10.375% due
   11/15/12. Market value of
   collateral is $102,001,084.)
   5.350% 03/03/97 .............  100,000     100,000,000
                                           --------------
     TOTAL REPURCHASE
       AGREEMENTS
       (Cost $100,000,000) .....              100,000,000
                                           --------------
TOTAL INVESTMENTS AT VALUE--99.7%
   (Cost $2,447,835,368*) ......            2,447,835,368
OTHER ASSETS IN EXCESS
   OF LIABILITIES--0.3% ........                7,752,170




                                               VALUE
                                          --------------

NET ASSETS (Applicable to
   1,250,395,889 Bedford shares,
   276,583 Cash Preservation shares,
   662,915,523 Janney Montgomery
   Scott shares, 542,045,165
   Sansom Street shares and 800
   other shares)-- 100.0% ......           $2,455,587,538
                                           ==============
NET ASSET VALUE, offering and
   redemption price per share
   ($2,455,587,538 (DIVIDE)
   2,455,633,960) ..............                    $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest rate readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE  DAGGER)  Put  Bonds  --  Maturity  date  is the  put  date.

INVESTMENT ABBREVIATIONS
VRDN .............................................. Variable  Rate  Demand  Note
LOC ........................................................... Letter of Credit
IDR ............................................. Industrial Development Revenue


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest ................................  $63,652,960
                                              -----------
EXPENSES
   Investment advisory fees ................    4,223,251
   Distribution fees .......................    5,122,193
   Service organization fees ...............      243,692
   Directors' fees .........................       25,579
   Custodian fees ..........................      187,903
   Transfer agent fees .....................    1,705,771
   Legal fees ..............................       52,110
   Audit fees ..............................       28,583
   Registration fees .......................      274,999
   Insurance expense .......................       23,132
   Printing fees ...........................      191,494
   Miscellaneous ...........................           --
                                              -----------
                                               12,078,707
   Less fees waived ........................   (1,835,454)
   Less expense reimbursement by advisor ...     (235,953)
                                              -----------
      Total expenses .......................   10,007,300
                                              -----------
Net investment income ......................   53,645,660
                                              -----------
Realized loss on investments ...............      (12,909)
                                              -----------
Net increase in net assets resulting
   from operations .........................  $53,632,751
                                              ===========

STATEMENT OF CHANGES IN NET ASSETS
                                   FOR THE           FOR THE
                              SIX MONTHS ENDED      YEAR ENDED
                              FEBRUARY 28, 1997   AUGUST 31, 1996
                              -----------------   ---------------
                                 (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income .....$   53,645,660      $  100,027,983
   Net loss on investments ...       (12,909)            (12,987)
                              --------------      --------------
   Net increase in net assets
     resulting from
     operations ..............    53,632,751         100,014,996
                              --------------      --------------

Dividends to shareholders from
net investment income:
   Bedford shares ($.0226 and
     $.0469, respectively,
     per share) ..............   (26,644,363)        (49,874,649)
   Cash Preservation shares
     ($.0229 and $.0471,
     respectively, per
     share) ..................        (4,493)            (10,092)
   Janney Montgomery Scott
     shares ($.0224 and
     $.0465, respectively,
     per share) ..............   (13,747,392)        (24,434,566)
   RBB shares ($.0218 and
     $.0465, respectively,
     per share) ..............        (1,286)             (2,630)
   Sansom Street shares ($.0250
     and $.0518, respectively,
     per share) ..............   (13,248,126)        (25,706,046)
                              --------------      --------------
     Total dividends to
       shareholders ..........   (53,645,660)       (100,027,983)
                              --------------      --------------
Net capital share
   transactions ..............   259,777,009         374,464,737
                              --------------      --------------
Total increase in net
   assets ....................   259,764,100         374,451,750
Net Assets:
   Beginning of period ....... 2,195,823,438       1,821,371,688
                              --------------      --------------
   End of period .............$2,455,587,538      $2,195,823,438
                              ==============      ==============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MUNICIPAL BONDS--99.6%
ALABAMA--2.4%
Alabama Housing Finance Authority
   Multifamily Housing Refunding RB
   (Heatherbrooke Project) / DN
   [A-1+](DAGGER)
   3.350% 03/07/97 ...............  $ 9,900  $  9,900,000
Livingston IDA USA Project DN /
   [A-1+, VMIG-1](DAGGER)
   3.750% 03/07/97 ...............    1,000     1,000,000
                                             ------------
                                               10,900,000
                                             ------------
ALASKA--1.4%
Alaska Industrial Development &
   Export Authority RB Series 1984-5
   DN [A-1](DAGGER)
   3.400% 03/07/97 ...............    2,045     2,045,000
Valdez Marine Terminal RB TECP
   (ARCO Transportation Alaska,
   Inc. Project) [A-1, VMIG-1]
   3.400% 03/06/97 ...............    4,300     4,300,000
                                             ------------
                                                6,345,000
                                             ------------
ARIZONA--1.7%
Flagstaff IDA DN / [A-1](DAGGER)
   3.400% 03/07/97 ...............    7,755     7,755,000
                                             ------------
ARKANSAS--0.4%
Arkansas Development Authority
   Health Care Facility (Sisters of Mercy)
   DN / [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,700     1,700,000
                                             ------------
CALIFORNIA--7.0%
California PCR DN / [A-1+](DAGGER)
   3.150% 03/30/97 ...............      800       800,000
Los Angeles County Certificates of
   Participation (Los Angeles County
   Museum of Art Project)
   [A-1+, VMIG-1]
   3.250% 03/07/97 ...............    1,000     1,000,000
Los Angeles County Series 1996 A
   TRAN [SP-1+, MIG]
   4.500% 06/30/97 ...............   10,315    10,337,665
Oakland DN(DAGGER)
   3.650% 03/07/97 ...............    8,000     8,000,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
CALIFORNIA--(CONTINUED)
San Bernardino County TRAN
   [SP-1+, MIG-1]
   4.500% 06/30/97 ...............  $ 5,000   $ 5,009,972
State of California 1996-97 RAN
   [SP-1+, MIG]
   4.500% 06/30/97 ...............    7,000     7,011,827
                                             ------------
                                               32,159,464
                                             ------------
COLORADO--2.4%
Colorado Health Facilities Authority
   Hospital RB MB (Bounder
   Community Hospital Projects)
   Series 1989 C [A-1+, VMIG-1](DOUBLE DAGGER)
   3.300% 03/07/97 ...............    3,400     3,400,000
Colorado State General Fund Revenue
   Series 1996 A TRAN [SP-1+, MIG1]
   4.500% 06/27/97 ...............    5,000     5,010,112
Moffat County Pollution Control
   RB DN [A-1+, P-1](DAGGER)
   3.300% 03/07/97 ...............    2,400     2,400,000
                                             ------------
                                               10,810,112
                                             ------------
CONNECTICUT--0.7%
Connecticut State of Special
   Assessment Unemployment
   Compensation Advance Fund Revenue
   (Connecticut  Unemployment
   Project) Series 1993 C MB
   (FGIC Insurance) [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.900% 07/01/97 ...............    3,000     3,000,000
                                             ------------
DELAWARE--0.7%
The Delaware Economic Development
   Authority Gas Facilities (Delmarva
   Power & Light Project) Series 1993 C
   (Delmarva Power & Light Corporate
   Obligation) RB DN [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    3,000     3,000,000
                                             ------------
DISTRICT OF COLUMBIA--0.3%
District of Columbia [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.550% 03/01/97 ...............    1,600     1,600,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
FLORIDA--1.6%
Dade County Multifamily Housing
   Refunding RB (Star Creek
   Apartments-3) DN [A-1, A-](DAGGER)
   3.350% 03/07/97 ...............  $ 1,150  $  1,150,000
Miami Health Facilities Authority
   (Miami Jewish Home For The
   Aged Inc Project) / [A-1+,
   VMIG-1](DOUBLE DAGGER)
   3.350% 03/07/97 ...............    6,000     6,000,000
                                             ------------
                                                7,150,000
                                             ------------
GEORGIA--4.3%
Atlanta Urban Residential Finance
   Authority RB DN (Residential
   Construction - Summerhill
   Project) [A-1](DAGGER)
   3.350% 03/07/97 ...............    2,200     2,200,000
Brunswick and Glynn Development
   Authority Sewage Facility RB DN
   (Georgia-Pacific Corp. Project)
   Series 1996 (Aa2)(DAGGER)
   3.450% 03/07/97 ...............    5,000     5,000,000
Carrollton Payroll Development
   Authority Certificates RAN (Aa3)
   3.450% 03/07/97 ...............    6,000     6,000,000
Forsyth County IDA RB (American
   Boa, Inc. Project) DN (Aaa)(DAGGER)
   3.350% 03/07/97 ...............    3,000     3,000,000
Fulton County IDR DN (Charles J.
   Mackarich Project) (Aa2)(DAGGER)
   3.450% 03/07/97 ...............    3,500     3,500,000
                                             ------------
                                               19,700,000
                                             ------------
ILLINOIS--11.9%
Chicago G.O. Tender Notes
   Series 1992B [A-1+, VMIG-1]
   DN(DAGGER)
   3.300% 03/07/97 ...............    4,800     4,800,000
Chicago O'Hare Airport System
   RB [A-1+, VMIG-1]
   3.350% 03/07/97 ...............    3,400     3,400,000
Health Facility Authority DN (Central
   Health Care and Northwest
   Community Hospital)
   Series C DN [VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    1,545     1,545,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
ILLINOIS--(CONTINUED)
Illinois Development Finance
   Authority DN [A-1+](DAGGER)
   3.350% 03/07/97 ...............  $ 8,000   $ 8,000,000
Illinois Development Finance
   Authority (CHS Acquisition Corp.
   Project) DN [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,035     5,035,000
Illinois Development Financing
   Authority PCR (Illinois Power Co.
   Project) Series 1987 D DN [A-1](DAGGER)
   3.550% 03/07/97 ...............      900       900,000
Illinois Education Facility Authority
   (Museum of Science and Industry)
   DN / (Northern Trust) (FGIC)
   [VMIG-1, Aaa](DAGGER)
   3.250% 03/07/97 ...............    3,400     3,400,000
Illinois Health Facilities Authority
   (Revolving Fund Pooled Financing
   Program Project) Series 1985 C DN
   [A-1, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............   12,000    12,000,000
Illinois Health Facility Authority (Carle
   Foundation Project) DN [VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    2,600     2,600,000
Illinois Health Facility Authority RB
   (Evanston Hospital Corp.)
   Series A DN [A-1+, VMIG-1](DAGGER)
   3.850% 10/15/97 ...............    3,000     3,000,000
Illinois Housing Development Finance
   Authority RB (Homeownership
   Mortgage Bonds) [A-1+, VMIG-1](DOUBLE DAGGER)
   3.700% 12/18/97 ...............    4,000     4,000,000
O'Hare International Airport Special
   Facility RB DN [A-1+, VMIG-1](DAGGER)
   3.450% 03/07/97 ...............    5,700     5,700,000
                                             ------------
                                               54,380,000
                                             ------------
INDIANA--11.5%
Bremen IDA RB Series 1996 A
   (Universal Bearings, Inc. Project
   Private Placement) DN(DAGGER)
   3.450% 03/07/97 ...............    5,000     5,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
INDIANA--(CONTINUED)
Hamilton County Hospital Authority
   RB (Daughters of Charity)
   Series 1983 DN [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............  $ 7,600   $ 7,600,000
Indiana Development Finance
   Authority IDA RB DN (Enterprise
   Center I Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    2,900     2,900,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center II,
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,000     5,000,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center III
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    4,500     4,500,000
Indiana Development Finance Authority
   IDA RB DN (Enterprise Center IV
   Project) [A-1+](DAGGER)
   3.500% 03/07/97 ...............    2,600     2,600,000
Indiana Development Finance Authority
   Solid Waste Disposal RB
   Series 1990 A, (Pure Air on the
   Lake Project) [A-1+, P-1](DOUBLE DAGGER)
   3.550% 06/27/97 ...............   10,000    10,000,000
La Porte County Economic
   Development RB DN (Pedcor
   Investments - Woodland
   Crossing) [VMIG-1, Aaa] TECP
   3.450% 03/07/97 ...............    2,000     2,000,000
Orleans Economic Development RB
   for (Almana Limited Liability Co.
   Project) Series 1995 DN(DAGGER)
   3.500% 03/07/97 ...............    5,400     5,400,000
Portage Economic Development
   RB DN (Breckenridge Apartments
   Project) [A-1, A](DAGGER)
   3.400% 03/07/97 ...............    4,650     4,650,000
Tippecanoe County Economic
   Development RB DN Series 1991
   (Consolidated Industries Corp.
   Project) [VMIG1, A1](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
                                             ------------
                                               52,650,000
                                             ------------

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
IOWA--2.7%
Iowa Finance Authority IDA RB DN
   (Sauer-Sundstrand Co. Project)
   [P-1](DAGGER)
   3.400% 03/07/97 ...............  $ 4,000   $ 4,000,000
Iowa Finance Authority IDA RB DN
   (Dixie Bedding Co. Project)
   Series 1995 [VMIG1, Aa2](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
Louisa County PCR (Iowa-Illinois Gas
   and Electric Co. Project)
   Series 1986 A DN [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    5,600     5,600,000
                                             ------------
                                               12,600,000
                                             ------------
KANSAS--1.6%
Lawrence County Project IDA RB
   Series A RAM Co. Project
   [A-1+, VMIG-1](DOUBLE DAGGER)
   3.450% 03/06/97 ...............    2,125     2,125,000
Shawnee IDA RB (Thrall Enterprises,
   Inc. Project) DN [A-1+](DAGGER)
   3.500% 03/07/97 ...............    5,400     5,400,000
                                             ------------
                                                7,525,000
                                             ------------
KENTUCKY--4.6%
Hopkinsville IDA RB Douglas Autotech
   Corp. Project Series 1995 DN
   [A-1, P-1](DAGGER)
   3.750% 03/07/97 ...............    7,700     7,700,000
Hopkinsville RB (American Precision
   Machinery) Series 1990 DN
   [P-1, Aa2](DAGGER)
   3.550% 03/07/97 ...............    3,600     3,600,000
Maysville Solid Waste Disposal
   Facilities RB MB [A-1,
   P-1](DOUBLE DAGGER)
   3.600% 04/15/97 ...............   10,000    10,000,000
                                             ------------
                                               21,300,000
                                             ------------
LOUISIANA--1.4%
East Baton Rouge (Parish Pacific Corp.
   Project) DN [A-1](DAGGER)
   3.650% 03/07/97 ...............    6,500     6,500,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MARYLAND--1.7%
Howard County Bluffs at Clary's Forest
   Apartment Facility Series 1995 DN
   [A-1](DAGGER)
   3.450% 03/07/97 ...............  $ 5,735   $ 5,735,000
Maryland Industrial Development
   Financing Authority Economic
   Development Revenue
   Biological Inc. [A-1]
   3.600% 03/07/97 ...............    2,000     2,000,000
                                             ------------
                                                7,735,000
                                             ------------
MICHIGAN--1.4%
Detroit Water Supply System DN
   [A-1+, VMIG-1](DAGGER)
   3.300% 03/07/97 ...............    2,000     2,000,000
Michigan State Strategic Fund Limited
   Obligation RB DN [A-1](DAGGER)
   3.450% 03/07/97 ...............    1,500     1,500,000
Northville IDA (Thrifty Northville
   Project) Series 1984 DN [P-1](DAGGER)
   3.425% 03/07/97 ...............    1,000     1,000,000
Wayne Charter County Michigan
   Airport RB Series B [A-1+, VMIG-1]
   3.400% 03/07/97 ...............    2,000     2,000,000
                                             ------------
                                                6,500,000
                                             ------------
MISSOURI--5.8%
City of Berkeley IDA RB Exempt Facility
   DN (St. Louis Air Cargo Services,
   Inc. Project) [A-1](DAGGER)
   3.600% 03/07/97 ...............    5,300     5,300,000
City of Kansas IDA RB (Mid-America
   Health Services, Inc. Project)
   Series 1984 DN [A-1](DAGGER)
   3.500% 03/07/97 ...............    1,100     1,100,000
Forsyth PCR (Portland General
   Electric) (Mitsub) (VMIG-1)
   DN(DAGGER)
   3.500% 03/07/97 ...............    2,500     2,500,000
Kansas City IDA Demand Exempt
   Facility RB (K.C. Air Cargo Services,
   Inc. Project) DN [A-1](DAGGER)
   3.600% 03/07/97 ...............    7,500     7,500,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MISSOURI--(CONTINUED)
Missouri Higher Education Student
   Loan Authority RB DN
   [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............  $10,000  $ 10,000,000
                                             ------------
                                               26,400,000
                                             ------------
NEBRASKA--0.8%
Lancaster Sun-Husker Foods, Inc.
   Project DN [A-1+](DAGGER)
   3.750% 03/07/97 ...............    3,800     3,800,000
                                             ------------
NEVADA--0.4%
Clark County Airport System
   Subordinate Lien RB DN
   Series 1995 A-2 [A-1+,
   VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    1,680     1,680,000
                                             ------------
NEW HAMPSHIRE--3.2%
New Hampshire State Housing
   Finance Authority Multifamily RB
   Countryside Project DN [VMIG-1](DAGGER)
   3.400% 03/07/97 ...............   14,505    14,505,000
                                             ------------
NEW YORK--1.5%
New York State Environmental Quality
   G.O. Series 97 A MB [A-1+, P-1] TECP
   3.400% 05/16/97 ...............    5,000     5,000,000
Triborough Bridge and Tunnel
   Authority DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    1,700     1,700,000
                                             ------------
                                                6,700,000
                                             ------------
NORTH CAROLINA--3.7%
Charlotte Airport Revenue
   Refunding Series 1993 A
   DN / (MBIA Insurance) [A-1+,
   VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    3,200     3,200,000
Mecklenburg County Industrial Facility
   and Pollution Control Financing
   Authority (Edgecomb Metals Co.
   Project) Series 1984 DN(DAGGER)
   3.250% 03/07/97 ...............      300       300,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NORTH CAROLINA--(CONTINUED)
North Carolina Educational Facilities
   Finance Agency RB (The Bowman
   Gray School of Medicine Project)
   Series 1996 DN [VMIG-1](DAGGER)
   3.300% 03/07/97 ...............  $ 2,500   $ 2,500,000
North Carolina Health Care DN
   Series 1985 / (MBIA Insurance)
   [A-1+](DAGGER)
   3.500% 03/07/97 ...............    6,400     6,400,000
North Carolina Medical Care
   Commission Hospital RB DN
   (Moses H. Cone Memorial Hospital
   Project) [A-1+](DAGGER)
   3.300% 03/07/97 ...............    1,700     1,700,000
Wake County Industrial Facility and
   Pollution Control Financing Authority
   (Carolina Power & Light Co.)
   Series 1985 A DN [A-1+, P-1](DAGGER)
   3.300% 03/07/97 ...............    1,200     1,200,000
Wake County Industrial Facility PCR
   DN (Carolina Power and Light)
   Series B [A1+](DAGGER)
   3.500% 03/07/97 ...............    1,500     1,500,000
                                             ------------
                                               16,800,000
                                             ------------
NORTH DAKOTA--0.8%
North Dakota Housing Finance Agency
   Housing Finance Program Bonds
   Home Mortgage Finance Program
   DN/ (FGIC Insurance) [VMIG1, Aaa](DAGGER)
   3.850% 04/03/97 ...............    3,500     3,500,000
                                             ------------
OHIO--0.7%
Columbus G.O. RB Series 1996 DN
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    3,000     3,000,000
                                             ------------
OKLAHOMA--0.4%
Oklahoma Development Finance
   Authority Shawnee Funding Limited
   DN [A-1+, AA-](DAGGER)
   3.450% 03/07/97 ...............    2,000     2,000,000
                                             ------------

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
PUERTO RICO--0.2%
Puerto Rico Highway and
   Transportation Authority
   Series 1993x DN [A-1+,
   VMIG-1](DAGGER)
   2.950% 03/07/97 ...............   $  900  $    900,000
                                             ------------
SOUTH CAROLINA--2.6%
Berkeley County Industrial
   Development RB (Nucor Corp.
   Project) [A-1+, P-1](DAGGER)
   3.450% 03/07/97 ...............   12,000    12,000,000
                                             ------------
TENNESSEE--3.0%
Memphis General Improvement DN
   [A-1+, VMIG-1](DAGGER)
   3.400% 03/07/97 ...............    4,400     4,400,000
Montgomery County Public Building
   Authority County Loan Pool G.O.
   DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    2,400     2,400,000
Oak Ridge Municipal Solid Waste
   Disposal Facility Bonds
   Series 1996 M4 Environmental
   Project DN [VMIG1, Aa3](DAGGER)
   3.450% 03/07/97 ...............    5,100     5,100,000
Tennessee State Housing Development
   Authority Homeownership
   Program Bonds (Escrowed In
   U.S. Treasuries) [A-1+,
   VMIG1](DOUBLE DAGGER)
   3.750% 07/01/97 ...............    2,000     2,000,000
                                             ------------
                                               13,900,000
                                             ------------
TEXAS--2.8%
San Antonio Housing Finance Corp.
   (Wellington Place Apartments)
   Series 1995 A DN [A-1+](DAGGER)
   3.400% 03/07/97 ...............    5,945     5,945,000
State of Texas Series 1996 TRAN
   [SP-1+, MIG1]
   4.750% 08/29/97 ...............    7,000     7,026,509
                                             ------------
                                               12,971,509
                                             ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
UTAH--1.0%
Intermountain Power Agency Power
   Supply Refunding RB
   Series 1985 E (Spa-Bank of America)
   MB [A-1, VMIG-1](DOUBLE DAGGER)
   3.930% 06/16/97 ...............  $ 2,000   $ 2,000,000
Salt Lake Airport RB DN
   [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............    1,500     1,500,000
Utah State Board of Regents Student
   Loan Revenue Series C RB DN
   [A-1+, VMIG-1](DAGGER)
   3.400% 03/07/97 ...............      900       900,000
                                             ------------
                                                4,400,000
                                             ------------
VIRGINIA--4.4%
Alexandria IDA Adjustable Tender
   Resource Recovery (Alexandria/
   Arlington Waste-to-Energy Facility)
   Series 1986 A DN [VMIG-1](DAGGER)
   3.550% 03/01/97 ...............      200       200,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 B DN (AMBAC
   Insurance) [A-1+, VMIG-1](DAGGER)
   3.150% 03/07/97 ...............    1,700     1,700,000
Capital Region Airport Commission
   (Richmond International Airport
   Project) Series 1995 C DN / (AMBAC
   Insurance ) [VMIG-1, AAA](DAGGER)
   3.300% 03/07/97 ...............    2,500     2,500,000
Culpepper Town IDA Residential Care
   Facility RB DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    1,470     1,470,000
Hampton Redevelopment & Housing
   Authority Multi-Family Housing
   (Avalon at Hampton)
   Series 1996 MB [A-1+](DOUBLE DAGGER)
   3.250% 03/07/97 ...............    1,500     1,500,000
Louisa County IDA Pooled Financing
   Series 1995 DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    1,000     1,000,000
Lynchburg IDA Hospital RB DN [A-1](DAGGER)
   3.350% 03/07/97 ...............      600       600,000

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
VIRGINIA--(CONTINUED)
Lynchburg Hospital RB Federal
   Housing Authority Mid-Atlantic
   Series 1985 E DN / (AMBAC
   Insurance ) [A-1, AAA](DAGGER)
   3.350% 03/07/97 ...............  $ 1,800   $ 1,800,000
Lynchburg IDA Hospital Facilities
   (Mid-Atlantic States Capital Asset
   Finance Project) Series 1985 C
   DN / (AMBAC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.350% 03/07/97 ...............      800       800,000
Lynchburg IDA Hospital RB DN /
   (AMBAC Insurance) [A-1, Aaa](DAGGER)
   3.350% 03/07/97 ...............      700       700,000
Metropolitan Washington D.C. Airports
   Authority, VA Passenger Facility
   [A-1](DOUBLE DAGGER)
   3.500% 04/07/97 ...............    2,000     2,000,000
Peninsula Ports IDA RB (Allied Signal,
   Inc. Project) Series 1993 (Allied
   Signal Corp. Obligation) DN [A-1](DAGGER)
   3.450% 03/07/97 ...............    1,000     1,000,000
Prince William County Virginia
   Industrial Development Authority
   (Colonial Investments Facility
   Project) Series 1996 [A-1](DAGGER)
   3.550% 03/07/97 ...............    2,000     2,000,000
Roanoke IDA (Carillon Health System)
   Series 1995 C DN [A-1](DAGGER)
   3.200% 03/07/97 ...............    1,300     1,300,000
Roanoke IDA (Carillon Health System)
   Series 1995 D DN [A-1+](DAGGER)
   3.250% 03/07/97 ...............    1,800     1,800,000
                                             ------------
                                               20,370,000
                                             ------------
WASHINGTON--3.5%
Everett, Washington IDRB Series 96
   Partners Trust/Synsdor Project
   [Aa3](DAGGER)
   3.450% 03/07/97 ...............    5,500     5,500,000
Pierce County, WA Educational
   Development Authority RB
   Series 1996 (Flex-A-Lite
   Consolidated Project) DN
   [P-1, Aa3](DAGGER)
   3.350% 03/07/97 ...............    3,000     3,000,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
WASHINGTON--(CONTINUED)
Port of Seattle IDA DN (Alaska Airlines
   Project) [A-1](DAGGER)
   3.350% 03/07/97 ...............  $ 4,280   $ 4,280,000
Washington State G.O. Bonds DN
   [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............      400       400,000
Yakima County Public Corp. DN
   Foods Project) [Aa3](DAGGER)
   3.450% 03/07/97 ...............    3,000     3,000,000
                                             ------------
                                               16,180,000
                                             ------------
WEST VIRGINIA--1.9%
Marshall County IDA US/Canada
   Project DN [A-1+](DAGGER)
   3.450% 03/07/97 ...............    3,500     3,500,000
Grant County West Virginia Solid
   Waste Disposal Revenue Bonds
   Series 96 S Virginia Electric &
   Power Co. Project
   [VMIG-1](DOUBLE DAGGER)
   3.700% 05/29/97 ...............    5,000     5,000,000
                                             ------------
                                                8,500,000
                                             ------------
WISCONSIN--3.2%
Carlton Wisconsin DN [P-1](DAGGER)
   3.450% 03/07/97 ...............    4,800     4,800,000
Wisconsin Health & Education Facilities
   Authority Daughters of Charity
   Health Center [VMIG-1]
   3.350% 03/07/97 ...............   10,000    10,000,000
                                             ------------
                                               14,800,000
                                             ------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $455,716,085*) ..........            455,716,085
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% ........              1,867,381
                                             ------------



                                                 VALUE
                                             -------------
NET ASSETS (Applicable to
   198,704,009 Bedford Shares,
   155,499,701 Bradford Shares,
   84,233 Cash Preservation Shares,
   103,362,447 Janney Montgomery
   Scott Shares, and 800 other
   shares) -- 100.0% .............           $457,583,466
                                             ============
NET ASSET VALUE, offering and
   redemption price per share
   ($457,583,466 (DIVIDE)
   457,651,190) ..................                  $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of February 28, 1997 and the maturity shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date is the put date.
The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1997.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RAW .............................................. Revenue Anticipation Warrants
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        MUNICIPAL MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest .................................  $7,829,369
                                               ----------
EXPENSES
   Investment advisory fees .................     712,521
   Administration fees ......................     216,844
   Distribution fees ........................   1,254,504
   Directors' fees ..........................       4,829
   Custodian fees ...........................      46,297
   Transfer agent fees ......................      93,296
   Legal fees ...............................       9,828
   Audit fees ...............................       5,415
   Registration fees ........................     120,000
   Insurance expense ........................       4,351
   Printing expense .........................      43,109
                                               ----------
                                                2,510,994
   Less fees waived .........................    (680,636)
   Less expense reimbursement by advisor ....      (7,855)
                                               ----------
      Total expenses ........................   1,822,503
                                               ----------
Net investment income .......................   6,006,866
                                               ----------
Net increase in net assets resulting
   from operations ..........................  $6,006,866
                                               ==========

STATEMENT OF CHANGES IN NET ASSETS
                                     FOR THE             FOR THE
                                SIX MONTHS ENDED      YEAR ENDED
                                FEBRUARY 28, 1997   AUGUST 31, 1996
                                -----------------   ---------------
                                   (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income ........ $  6,006,866       $ 12,196,171
   Net loss on investments ......           --               (674)
                                  ------------       ------------
     Net increase in net assets
     resulting from
     operations .................    6,006,866         12,195,497
                                  ------------       ------------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0138 and
     $.0288, respectively,
     per share) .................   (2,749,570)        (5,960,711)
   Bradford shares ($.0138 and
     $.0288, respectively,
     per share) .................   (1,905,053)        (3,611,114)
   Cash Preservation shares
     ($.0131 and $.0288,
     respectively, per share) ...       (1,184)            (3,746)
   Janney Montgomery Scott
     shares ($.0138  and $.0278,
     respectively, per share) ...   (1,351,010)        (2,620,457)
   RBB shares ($.0127 and
     $.0272, respectively,
     per share) .................          (49)              (143)
                                  ------------       ------------
     Total dividends to
       shareholders .............   (6,006,866)       (12,196,171)
                                  ------------       ------------
Net capital share
   transactions .................   36,695,120         (1,864,843)
                                  ------------       ------------
Total increase (decrease) in
   net assets ...................   36,695,120         (1,865,517)
Net Assets:
   Beginning of period ..........  420,888,346        422,753,863
                                  ------------       ------------
   End of period ................ $457,583,466       $420,888,346
                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
AGENCY OBLIGATIONS--69.7%
FEDERAL FARM CREDIT BANK--8.1%
   4.950% 03/03/97 ...............  $ 7,000   $ 6,999,812
   5.400% 04/01/97 ...............   30,000    29,996,651
   5.510% 01/02/98 ...............   10,000     9,985,383
                                             ------------
                                               46,981,846
                                             ------------
FEDERAL HOME LOAN BANK--3.6%
   7.070% 03/03/97 ...............    6,500     6,500,565
   5.200% 10/27/97 ...............   15,000    14,480,000
                                             ------------
                                               20,980,565
                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION--18.1%
   5.190% 03/18/97 ...............   23,000    22,943,631
   5.230% 04/07/97 ...............   20,000    19,892,494
   5.160% 05/12/97 ...............   15,000    14,845,200
   5.160% 05/14/97 ...............    8,350     8,261,434
   5.160% 05/20/97 ...............   20,000    19,770,667
   5.260% 07/15/97 ...............   10,000     9,801,289
   5.520% 11/06/97 ...............    9,000     8,994,457
                                             ------------
                                              104,509,172
                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--25.3%
   5.230% 03/04/97(DAGGER) .......   10,000    10,000,000
   5.340% 03/04/97(DAGGER) .......   10,000     9,997,287
   5.313% 03/06/97(DAGGER) .......   20,000    19,999,793
   5.309% 03/17/97(DAGGER) .......   20,000    19,997,973
   5.278% 03/30/97(DAGGER) .......   10,000     9,994,823
   5.240% 04/10/97 ...............    9,875     9,817,506
   5.170% 04/16/97 ...............   20,000    19,867,878
   5.245% 04/18/97 ...............   10,000     9,930,067
   5.240% 07/11/97 ...............   24,075    23,612,439
   6.020% 09/05/97 ...............    3,000     3,006,740
   5.600% 01/16/98 ...............   10,000     9,989,886
                                             ------------
                                              146,214,392
                                             ------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--14.6%
   5.320% 03/04/97(DAGGER) .......    5,000     4,999,672
   5.320% 03/04/97(DAGGER) .......   20,000    19,993,340
   5.330% 03/04/97(DAGGER) .......    9,000     8,999,076
   5.340% 03/04/97(DAGGER) .......    5,000     5,000,000


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
STUDENT LOAN MARKETING ASSOCIATION(DAGGER)--(CONTINUED)
   5.340% 03/04/97(DAGGER) .......  $30,000  $ 30,000,000
   5.360% 03/04/97(DAGGER) .......   15,000    14,998,207
                                             ------------
                                               83,990,295
                                             ------------
     TOTAL AGENCY OBLIGATIONS
       (Cost $402,676,270) .......             402,676,270
                                             ------------
UNITED STATES TREASURY OBLIGATIONS--2.6%
U.S. TREASURY NOTES--2.6%
   6.875% 03/31/97 ...............    5,000     5,005,375
   6.500% 04/30/97 ...............   10,000    10,012,695
                                             ------------
     TOTAL U. S. TREASURY
       OBLIGATIONS
       (Cost $15,018,070) ........             15,018,070
                                             ------------
REPURCHASE AGREEMENTS--27.3%
Donaldson,  Lufkin & Jenrette
   (Agreement dated 02/28/97
   to be repurchased at
   $100,045,250, collateralized
   by $306,970,150 Federal
   National Mortgage
   Association due 01/01/12.
   Market value of collateral
   is $103,007,239.)
   5.430% 03/03/97 ...............  100,000   100,000,000
Goldman Sachs & Co.
   (Agreement dated 02/28/97
   to be repurchased at
   $37,216,585, collateralized
   by $38,805,000 U.S.
   Treasury Bond 6.625%
   due 02/15/27. Market
   value of collateral is
   $37,944,776.)
   5.350% 03/03/97 ................  37,200    37,200,000
Lehman Government Securities Inc.
   (Agreement dated 02/28/97
   to be repurchased at
   $20,109,109, collateralized
   by $114,075,000 Strip of
   Principal due 08/15/21.
   Market value of collateral is
   $20,502,700.)
   5.438% 03/03/97 ................  20,100    20,100,000
                                             ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $157,300,000) ........           157,300,000
                                             ------------


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)



                                               VALUE
                                           -------------
TOTAL INVESTMENTS AT VALUE--99.6%
   (Cost $574,994,340*) .................    $574,994,340
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% ...............       2,319,057
                                             ------------
NET ASSETS (Applicable to
   191,007,843 Bedford shares,
   46,301,694  Bradford
   shares, 340,009,863
   Janney Montgomery Scott
   shares and 800
   other shares) -- 100.0% ..............    $577,313,397
                                             ============
NET ASSET VALUE, offering and
   redemption price per share
   ($577,313,397 (DIVIDE) 577,320,200) ..           $1.00
                                                    =====
* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Obligations -- The interest rate is the rate as of February 28, 1997 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount shown can be recovered through demand.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest ...............................   $15,401,603
                                              -----------
EXPENSES
   Investment advisory fees ...............     1,185,738
   Distribution fees ......................     1,676,849
   Directors' fees ........................         6,363
   Custodian fees .........................        52,982
   Transfer agent fees ....................       270,566
   Legal fees .............................        12,957
   Audit fees .............................         7,094
   Registration fees ......................       116,000
   Insurance expense ......................         5,741
   Printing expense .......................        48,149
                                              -----------
                                                3,382,439
   Less fees waived .......................      (355,487)
   Less expense reimbursement by Advisor ..      (200,690)
                                              -----------
      Total expenses ......................     2,826,262
                                              -----------
Net investment income .....................    12,575,341
                                              -----------
Realized gain on investments ..............         5,472
                                              -----------
Net increase in net assets resulting
   from operations ........................   $12,580,813
                                              ===========




STATEMENT OF CHANGES IN NET ASSETS
                                     FOR THE             FOR THE
                                SIX MONTHS ENDED      YEAR ENDED
                                FEBRUARY 28, 1997   AUGUST 31, 1996
                                -----------------   ---------------
                                   (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income .......  $ 12,575,341       $ 25,224,326
   Net gain (loss) on
     investments ...............         5,472            (10,995)
                                  ------------       ------------
   Net increase in net assets
     resulting from
     operations ................    12,580,813         25,213,331
                                  ------------       ------------
Distributions to Shareholders:
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0219 and
     $.0458 respectively,
     per share) ................    (4,396,015)        (8,829,111)
   Bradford shares ($.0219 and
     $.0458, respectively,
     per share) ................    (1,010,118)        (2,208,959)
   Janney Montgomery Scott
     shares ($.0218 and
     $.0456, respectively,
     per share) ................    (7,169,208)        (14,186,256)
Distributions to shareholders
   from net realized
   short-term gains:
   Bedford shares ..............            --            (12,697)
   Bradford shares .............            --             (3,154)
   Janney Montgomery Scott
     shares ....................            --            (18,204)
                                  ------------       ------------
     Total distributions to
       shareholders ............   (12,575,341)       (25,258,381)
                                  ------------       ------------
Net capital share
   transactions ................    20,760,920         44,099,699
                                  ------------       ------------
Total increase in net assets ...    20,766,392         44,054,649
Net Assets:
   Beginning of period .........   556,547,005        512,492,356
                                  ------------       ------------
   End of period ...............  $577,313,397       $556,547,005
                                  ============       ============


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
MUNICIPAL BONDS--99.5%
NEW YORK--95.5%
Brewster Central School District BAN
   4.375% 06/26/97 ...............   $1,500   $ 1,502,224
Chautauqua County IDA (The Red Wing
   Company, Inc.) Series 1985 DN(DAGGER)
   3.300% 03/06/97 ...............    2,000     2,000,000
Dormitory Authority of The State of
   New York St Francis Center At The
   Knolls DN [VMIG-1](DAGGER)
   3.500% 03/01/97 ...............      400       400,000
Hempstead USFD TAN Series 1996
   4.125% 06/30/97 ...............    3,000     3,002,150
Lancaster Central School District
   TAN Series 1996
   4.250% 06/27/97 ...............    2,000     2,002,172
Montgomery Town IDA DN [A-1](DAGGER)
   3.450% 03/17/97 ...............    1,300     1,300,000
New York City Eagle Tax Exemp DN
   (Escrowed to Maturity in U.S.
   Treasuries)(DAGGER)
   3.400% 03/06/97 ...............    1,000     1,000,000
New York City G.O. Bonds DN
   Series D / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.300% 03/07/97 ...............    1,200     1,200,000
New York City Housing Development
   Corporation (Parkgate Tower)
   Resolution 1 DN Series 1995
   [A-1, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,295     1,295,000
New York City G.O. 1995
   Series F-4 DN [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,000     1,000,000
New York City G.O. Bonds DN
   [A-1+, VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    2,300     2,300,000
New York City G.O. Bonds Fiscal 1995
   Series F-7 DN [A-1+, P-1](DAGGER)
   3.250% 03/07/97 ...............      200       200,000
New York City G.O. Series B-9 1995
   TECP [A-1+, VMIG-1]
   3.500% 05/20/97 ...............    2,000     2,000,000


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NEW YORK--(CONTINUED)
New York City G.O. Series H-3 TECP
   (FSA Insurance) [A-1+, P-1]
   3.400% 05/08/97 ...............   $3,100   $ 3,100,000
New York City G.O. Series B TECP
   [A-1, VMIG-1]
   3.350% 05/12/97 ...............    2,000     2,000,000
New York City G.O. Bonds 1996
   Series J-2 TECP [A-1+, VMIG-1]
   3.400% 05/14/97 ...............    2,000     2,000,000
New York City Housing Development
   Corp. Mortgage Revenue Refunding
   Bonds (Upper Fifth Avenue Project)
   DN [VMIG-1](DAGGER)
   3.150% 03/07/97 ...............    1,950     1,950,000
New York City Housing Development
   Corporation Multi-Family Mortgage
   RB (York Avenue Development
   Project) Series 1994 A DN [A-1](DAGGER)
   3.300% 03/07/97 ...............    3,400     3,400,000
New York City IDA Laguardia Airport
   DN [A-1](DAGGER)
   3.400% 03/07/97 ...............    1,200     1,200,000
New York City IDA RB DN (Field Hotel
   Project) (JFK Airport) [A-1, VMIG-1](DAGGER)
   3.400% 03/07/97 ...............      600       600,000
New York City IDA RB DN
   Series V (Premier Sleep Project)
   [VMIG-1](DAGGER)
   3.250% 03/07/97 ...............      950       950,000
New York City IDA RB DN
   Series X (Spreading Machine
   Exchange Project) [P-1](DAGGER)
   3.250% 03/07/97 ...............      750       750,000
New York Local Government
   Assistance Bonds DN
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    4,300     4,300,000
New York Local Government
   Assistance Corporation RB DN
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    4,200     4,200,000
New York Local Government DN
   [A-1+, VMIG-1](DAGGER)
   3.150% 03/07/97 ...............    1,300     1,300,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NEW YORK--(CONTINUED)
New York City Municipal Finance
   Authority Water and Sewer System
   Series 1995 A DN (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.550% 03/01/97 ...............   $1,100   $ 1,100,000
New York City Municipal Water
   Finance Authority Series 1992
   C DN/(FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.450% 03/01/97 ...............    1,000     1,000,000
New York State Energy PCR RB Niagra
   Mohawk 1986 AMT DN [P-1](DAGGER)
   3.550% 03/01/97 ...............    1,400     1,400,000
New York State Energy Research &
   Development (Niagara Mohawk)
   Series 1988 A DN (A-1+)(DAGGER)
   3.600% 03/01/97 ...............      600       600,000
New York State Energy Research &
   Development Authority PCR RB
   MB [VMIG-1](DOUBLE DAGGER)
   3.250% 03/01/97 ...............    1,500     1,500,000
New York State Energy Research &
   Development Authority Pollution
   Control Revenue Bonds (Niagara
   Mohawk Power) Series A DN
   [A-1](DAGGER)
   3.550% 03/01/97 ...............    3,300     3,300,000
New York State Energy Research &
   Development Authority
   Series 1987 B PCR (Niagara
   Mohawk) DN [A-1+](DAGGER)
   3.600% 03/01/97 ...............    1,300     1,300,000
New York State Power MB
   [A-1, VMIG-1](DOUBLE DAGGER)
   3.700% 03/01/97 ...............    1,500     1,500,000
New York City Housing Development
   Corporation E 17th St Daily DN
   [A-1](DAGGER)
   3.450% 03/01/97 ...............      500       500,000
New York State Job Development
   Authority DN Series
   1984 D1 to D9 [A-1+,
   VMIG-1](DAGGER)
   3.700% 03/03/97 ...............       65        65,000


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NEW YORK--(CONTINUED)
New York State Job Development
   Authority DN Special Purpose
   Bonds Series 1984 G1 to G55
   [A-1+, VMIG-1](DAGGER)
   3.700% 03/03/97 ...............   $  145   $   145,000
New York State Job Development
   Authority DN Special Purpose
   Series C [A-1+, VMIG-1](DAGGER)
   3.650% 03/03/97 ...............      880       880,000
New York State Dormitory Authority
   RB DN (Beverwyck Inc.)
   [A-1, VMIG-1](DAGGER)
   3.400% 03/05/97 ...............    2,140     2,140,000
New York State Housing Finance
   Agency DN Series A (Mount Sinai
   School Of Medicine) [VMIG-1](DAGGER)
   3.300% 03/05/97 ...............    1,400     1,400,000
New York State Energy Research &
   Development Authority Electric
   Facilities RB 1995 Series A DN
   (Long Island Lighting Company
   Project) [VMIG-1](DAGGER)
   3.300% 03/07/97 ...............    2,000     2,000,000
New York State Energy Research &
   Development Authority PCR DN
   (Central-Hudson Gas and Electric
   Corporation) Series 1995 A [P-1](DAGGER)
   3.100% 03/07/97 ...............    1,700     1,700,000
New York State Energy Research &
   Development Authority PCR RB
   DN [P-1](DAGGER)
   3.400% 03/07/97 ...............    3,500     3,500,000
New York State Energy Research &
   Development Electric Facilities
   RB DN 1993 Series B (Long Island
   Lighting Co. Project) [VMIG-1](DAGGER)
   3.300% 03/07/97 ...............      500       500,000
New York State Housing Finance
   Agency (Normandie Court I Project)
   Series 1991 DN [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    5,800     5,800,000


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NEW YORK--(CONTINUED)
New York State Housing Finance
   Agency Multi-Family Mortgage
   Revenue DN (Pleasant Creek
   Meadows Project) / (AMBAC
   Insurance) [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............   $  400    $  400,000
New York State Housing Finance
   Agency Union Square South
   Housing Revenue Bonds 1996
   Series A DN [VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    5,700     5,700,000
New York State Job Development
   Authority DN Special Purpose
   Series 1986 A1 to A14
   [A-1+, VMIG-1](DAGGER)
   3.850% 03/07/97 ...............      500       500,000
New York State Medical Care Facility
   Financial Agency (Lenox Hill Hospital
   Project) Series 1990 A DN
   [VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,300     1,300,000
New York State Dormitory Authority
   Memorial Sloan-Kettering Cancer
   Center RB 1989 B
   [A-1, VMIG-1](DOUBLE DAGGER)
   3.500% 05/19/97 ...............    2,450     2,450,000
Port Authority of New York & New
   Jersey Versatile Structure
   Obligations DN [A-1+, VMIG-1](DAGGER)
   3.450% 03/01/97 ...............      700       700,000
Sachem Central School District at
   Holbrook Suffolk County TAN
   1996-97 [MIG 1]
   4.125% 06/26/97 ...............    2,000     2,001,852
Suffolk County IDA DN (Nissequogue
   Cogen) Series 1994 [A-1+,
   VMIG-1](DAGGER)
   3.350% 03/05/97 ...............    3,600     3,600,000
Suffolk County Water Authority
   BAN DN 1994 [VMIG-1](DAGGER)
   3.250% 03/05/97 ...............    3,000     3,000,000
Suffolk County Water Authority Bond
   Anticipation Notes DN [VMIG-1](DAGGER)
   3.250% 03/07/97 ...............    1,100     1,100,000


                                      PAR
                                     (000)       VALUE
                                   --------  -------------
NEW YORK--(CONTINUED)
Tompkins County BAN
   4.250% 06/19/97 ...............   $3,000   $ 3,003,562
Town of Colonie, Albany County,
   Series 1996 D BAN
   4.000% 11/25/97 ...............    2,480     2,486,598
Triborough Bridge and Tunnel
   Authority DN / (FGIC Insurance)
   [A-1+, VMIG-1](DAGGER)
   3.200% 03/07/97 ...............    3,000     3,000,000
The Trust for Cultural Resources of
   the New York Bond (Carnegie Hall)
   Series 1990 DN [Aa1](DAGGER)
   3.150% 03/07/97 ...............      100       100,000
                                             ------------
                                              104,623,558
                                             ------------
PUERTO RICO--4.0%
Government Development Bank For
   Puerto Rico TECP
   3.350% 03/13/97 ...............    3,800     3,800,000
Puerto Rico Government Development
   Bank Series 1985 DN(DAGGER)
   2.950% 03/05/97 ...............      400       400,000
Puerto Rico Highway and
   Transportation Authority
   Series 1993x DN [A-1+, VMIG-1](DAGGER)
   2.950% 03/07/97 ...............      200       200,000
                                             ------------
                                                4,400,000
                                             ------------
TOTAL INVESTMENTS AT VALUE--99.5%
   (Cost $109,023,558*) ..........            109,023,558
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.5% ........                522,939
                                             ------------
NET ASSETS (Applicable to
   73,139,232 Bedford shares,
   36,419,076 Janney Montgomery
   Scott shares and 800
   other shares) -- 100.0% .......           $109,546,497
                                             ============
NET ASSET VALUE, offering and
   redemption price per share
   ($109,546,497 (DIVIDE)
   $109,559,108) .................                  $1.00
                                                    =====


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

* Also cost for Federal income tax purposes.
(DAGGER) Variable Rate Demand Notes -- The interest rate shown is the rate as of
     February 28, 1997 and the maturity date shown is the longer of the next readjustment date or the date the principal amount shown can be recovered through demand.
(DOUBLE DAGGER) Put Bonds -- Maturity date shown is the put date.
The Moody's Investor Service, Inc. and Standard and Poor's Ratings Group's ratings indicated are the most recent ratings available at February 28, 1997.

INVESTMENT ABBREVIATIONS
BAN ..................................................... Bond Anticipation Note
DN ................................................................. Demand Note
GO ......................................................... General Obligations
LOC ........................................................... Letter of Credit
IDA ........................................... Industrial Development Authority
MB .............................................................. Municipal Bond
PCR .................................................. Pollution Control Revenue
RAN .................................................. Revenue Anticipation Note
RB ................................................................ Revenue Bond
TAN ...................................................... Tax Anticipation Note
TECP ............................................... Tax Exempt Commercial Paper
TRAN ......................................... Tax and Revenue Anticipation Note


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1997 (UNAUDITED)

INVESTMENT INCOME
   Interest .................................  $1,608,571
                                               ----------

EXPENSES
   Investment advisory fees .................     161,303
   Administration fees ......................      46,086
   Distribution fees ........................     247,761
   Directors' fees ..........................       1,019
   Custodian fees ...........................      13,960
   Transfer agent fees ......................      31,998
   Legal fees ...............................       2,074
   Audit fees ...............................       1,145
   Registration fees ........................       9,000
   Insurance expense ........................         924
   Printing expense .........................       4,167
                                               ----------
                                                  519,437
   Less fees waived .........................    (157,097)
                                               ----------
      Total expenses ........................     362,340
                                               ----------
Net investment income .......................   1,246,231
                                               ----------
Net increase in net assets resulting
   from operations ..........................  $1,246,231
                                               ==========


STATEMENT OF CHANGES IN NET ASSETS
                                      FOR THE             FOR THE
                                 SIX MONTHS ENDED      YEAR ENDED
                                 FEBRUARY 28, 1997   AUGUST 31, 1996
                                 -----------------   ---------------
                                   (UNAUDITED)
Increase (decrease) in net assets:
Operations:
   Net investment income ......... $  1,246,231        $ 2,109,149
   Net loss on investments .......           --                 (5)
                                   ------------        -----------
   Net increase in net assets
     resulting from
     operations ..................    1,246,231          2,109,144
                                   ------------        -----------
Dividends to shareholders from
   net investment income:
   Bedford shares ($.0134 and
     $.0278, respectively,
     per share) ..................     (867,143)        (1,686,204)
   Janney Montgomery Scott
     shares ($.0134 and
     $.0262, respectively,
     per share) ..................     (379,088)          (422,945)
                                   ------------        -----------

       Total dividends to
       shareholders ..............   (1,246,231)        (2,109,149)
                                   ------------        -----------
   Net capital share
     transactions ................   21,397,684         13,146,285
                                   ------------        -----------
Total increase in net assets .....   21,397,684         13,146,280
Net Assets:
   Beginning of period ...........   88,148,813         75,002,533
                                   ------------        -----------
   End of period ................. $109,546,497        $88,148,813
                                   ============        ===========


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                  MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          FOR THE     FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                                        SIX MONTHS     YEAR         YEAR         YEAR         YEAR          YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                       FEBRUARY 28,  AUGUST 31,   AUGUST 31,   AUGUST  31,  AUGUST  31,   AUGUST  31,
                                           1997         1996         1995         1994         1993          1992
                                       ------------  ----------   ----------   -----------  -----------   -----------
                                       (UNAUDITED)
Net asset value,
  beginning of period ...............   $     1.00   $     1.00    $   1.00     $   1.00     $   1.00      $   1.00
                                        ----------   ----------    --------     --------     --------      --------
Income from investment operations:
  Net investment income .............       0.0226       0.0469      0.0486       0.0278       0.0243        0.0375
  Net gains on securities (both
   realized and unrealized) .........           --           --          --           --           --        0.0007
                                        ----------   ----------    --------     --------     --------      --------
     Total from investment
      operations ....................       0.0226       0.0469      0.0486       0.0278       0.0243        0.0382
                                        ----------   ----------    --------     --------     --------      --------
Less distributions:
  Dividends (from net investment
   income) ..........................      (0.0226)     (0.0469)    (0.0486)     (0.0278)     (0.0243)      (0.0375)
  Distributions (from capital gains)            --           --          --           --           --       (0.0007)
                                        ----------   ----------    --------     --------     --------      --------
     Total distributions ............      (0.0226)     (0.0469)    (0.0486)     (0.0278)     (0.0243)      (0.0382)
                                        ----------   ----------    --------     --------     --------      --------
Net asset value, end of period ......   $     1.00   $     1.00    $   1.00     $   1.00     $   1.00      $   1.00
                                        ==========   ==========    ========     ========     ========      ========
Total Return ........................      4.64%(c)       4.79%       4.97%        2.81%        2.46%         3.89%
Ratios /Supplemental Data
  Net assets, end of period (000) ...   $1,250,379   $1,109,334    $935,821     $710,737     $782,153      $736,842
  Ratios of expenses to average
   net assets .......................    .97%(a)(c)      .97%(a)     .96%(a)      .95%(a)      .95%(a)       .95%(a)
  Ratios of net investment income
   to average net assets ............      4.55%(c)       4.69%       4.86%         2.78%       2.43%         3.75%



                                                                MUNICIPAL MONEY MARKET PORTFOLIO
                                        ---------------------------------------------------------------------------
                                          FOR THE       FOR THE     FOR THE      FOR THE      FOR THE     FOR THE
                                        SIX MONTHS       YEAR        YEAR         YEAR         YEAR        YEAR
                                          ENDED          ENDED       ENDED        ENDED        ENDED       ENDED
                                        FEBRUARY 28,   AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,  AUGUST 31,
                                            1997          1996        1995         1994         1993         1992
                                        -------------  ----------  ----------   ----------   ----------  ----------
                                         (UNAUDITED)
Net asset value,
  beginning of period ................    $   1.00      $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                          --------      --------    --------     --------     --------    --------
Income from investment operations:
  Net investment income ..............      0.0138        0.0288      0.0297       0.0195       0.0195      0.0287
  Net gains on securities (both
   realized and unrealized) ..........          --            --          --           --           --          --
                                          --------      --------    --------     --------     --------    --------
     Total from investment
      operations .....................      0.0138        0.0288      0.0297       0.0195       0.0195      0.0287
                                          --------      --------    --------     --------     --------    --------
Less distributions:
  Dividends (from net investment
   income) ...........................     (0.0138)      (0.0288)    (0.0297)     (0.0195)     (0.0195)    (0.0287)
  Distributions (from capital gains) .          --            --          --           --           --          --
                                          --------      --------    --------     --------     --------    --------
     Total distributions .............     (0.0138)      (0.0288)    (0.0297)     (0.0195)     (0.0195)    (0.0287)
                                          --------      --------    --------     --------     --------    --------
Net asset value, end of period .......    $   1.00      $   1.00    $   1.00     $   1.00     $   1.00    $   1.00
                                          ========      ========    ========     ========     ========    ========
Total Return .........................     2.82%(c)        2.92%       3.01%        1.97%        1.96%       2.90%
Ratios /Supplemental Data
  Net assets, end of period (000) ....    $198,639      $201,940    $198,425     $182,480     $215,577    $176,950
    Ratios of expenses to average
   net assets ........................   .84%(a)(c)       .84%(a)     .82%(a)      .77%(a)      .77%(a)     .77%(a)
  Ratios of net investment income
   to average net assets .............     2.79%(c)         2.88%      2.97%        1.95%         1.95%      2.87%



(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.13% annualized for the six months ended february 28, 1997, 1.14%, 1.17%, 1.16%, 1.19%, And 1.20% For the years ended august 31, 1996, 1995, 1994, 1993, and
     1992, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15% annualized for the six months ended february 28, 1997, 1.12%, 1.14%, 1.12%, 1.16%, And 1.15% For the years ended august 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            FINANCIAL HIGHLIGHTS (b)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                          GOVERNMENT OBLIGATIONS MONEY MARKET PORTFOLIO
                                       ------------------------------------------------------------------------------
                                          FOR THE     FOR THE      FOR THE      FOR THE      FOR THE       FOR THE
                                        SIX MONTHS     YEAR         YEAR         YEAR         YEAR          YEAR
                                          ENDED        ENDED        ENDED        ENDED        ENDED         ENDED
                                       FEBRUARY 28,  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,
                                           1997         1996         1995         1994         1993          1992
                                       ------------  ----------   ----------   -----------  -----------   -----------
                                       (UNAUDITED)

Net asset value,
  beginning of period ................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                         --------     --------     --------     --------     --------      --------
Income from investment operations:
  Net investment income ..............     0.0219       0.0458       0.0475       0.0270       0.0231        0.0375
  Net gains on securities (both
   realized and unrealized) ..........         --           --           --           --           --        0.0009
                                         --------     --------     --------     --------     --------      --------
     Total from investment
      operations .....................     0.0219       0.0458       0.0475       0.0270       0.0231        0.0384
                                         --------     --------     --------     --------     --------      --------
Less distributions:
  Dividends (from net investment
   income) ...........................    (0.0219)     (0.0458)     (0.0475)     (0.0270)     (0.0231)      (0.0375)
  Distributions (from
   capital gains) ....................         --           --           --           --           --       (0.0009)
                                         --------     --------     --------     --------     --------      --------
      Total distributions ............    (0.0219)     (0.0458)     (0.0475)     (0.0270)     (0.0231)      (0.0384)
                                         --------     --------     --------     --------     --------      --------
Net asset value, end of period .......   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00      $   1.00
                                         ========     ========     ========     ========     ========      ========
Total Return .........................    4.51%(c)       4.68%        4.86%        2.73%        2.33%         3.91%
Ratios/Supplemental Data:
  Net assets, end of period (000) ....   $191,039     $192,599     $163,398     $166,418     $213,741      $225,101
  Ratios of expenses to average
   net assets ........................ .975%(a)(c)     .975%(a)     .975%(a)     .975%(a)     .975%(a)      .975%(a)
  Ratios of net investment income
   to average net assets .............    4.42%(c)       4.58%        4.75%        2.70%        2.31%         3.75%



                                                            NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
                                        ---------------------------------------------------------------------------
                                          FOR THE       FOR THE     FOR THE      FOR THE      FOR THE     FOR THE
                                        SIX MONTHS       YEAR        YEAR         YEAR         YEAR        YEAR
                                          ENDED          ENDED       ENDED        ENDED        ENDED       ENDED
                                        FEBRUARY 28,   AUGUST 31,  AUGUST 31,   AUGUST 31,   AUGUST 31,  AUGUST 31,
                                            1997          1996        1995         1994         1993        1992
                                        -------------  ----------  ----------   ----------   ----------  ----------
                                         (UNAUDITED)

Net asset value,
  beginning of period ................     $  1.00      $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                           -------      -------     -------       -------      -------     -------
Income from investment operations:
  Net investment income ..............      0.0134       0.0278      0.0290        0.0198       0.0234      0.0300
  Net gains on securities (both
   realized and unrealized) ..........          --           --          --            --          --           --
                                           -------      -------     -------       -------      -------     -------
     Total from investment
      operations .....................      0.0134       0.0278      0.0290        0.0198       0.0234      0.0300
                                           -------      -------     -------       -------      -------     -------
Less distributions:
  Dividends (from net investment
   income) ...........................     (0.0134)     (0.0278)    (0.0290)      (0.0198)     (0.0234)    (0.0300)
  Distributions (from
   capital gains) ....................          --           --          --            --           --          --
                                           -------      -------     -------       -------      -------     -------
      Total distributions ............     (0.0134)     (0.0278)    (0.0290)      (0.0198)     (0.0234)    (0.0300)
                                           -------      -------     -------       -------      -------     -------
Net asset value, end of period .......     $  1.00      $  1.00     $  1.00       $  1.00      $  1.00     $  1.00
                                           =======      =======     =======       =======      =======     =======
Total Return .........................     2.77%(c)       2.83%       2.94%         2.00%        2.37%       3.04%
Ratios/Supplemental Data:


  Net assets, end of period (000) ....     $73,128      $68,116     $60,330       $52,222      $55,677     $40,751
  Ratios of expenses to average
   net assets ........................  .78%(a)(c)      .77%(a)     .76%(a)        .50%(a)      .14%(a)     .33%(a)
  Ratios of net investment income
   to average net assets .............    2.71%(c)       2.78%       2.90%          1.98%        2.34%       3.00%



(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.13% annualized for the six months ended February 28, 1997, 1.10%, 1.13%, 1.17%, 1.18%, and 1.12% for the years ended August 31, 1996, 1995, 1994, 1993 and 1992, respectively. For the New York Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.13% annualized for the six months ended February 28, 1997, 1.14%, 1.22%, 1.20%, 1.20%, and 1.22% for the years ended August 31, 1996, 1995, 1994, 1993, and 1992, respectively.
(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.
(c)  Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 13.48 billion shares are currently classified into seventy-seven classes. Each class represents an interest in one of nineteen investment portfolios of the Fund. The classes have been grouped into sixteen separate "families," nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family and the Bradford Family. The Bedford Family represents interests in four portfolios, which are covered in this report.
              A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.
              B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class, respectively.
              C) DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
              D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.
              E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.
              F) NEW YORK MUNICIPAL OBLIGATIONS -- Certain New York state and New York City municipal obligations in the New York Municipal Money Market Portfolio may be obligations of issuers which rely in whole or in part on New York state or New York City revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in New York or of changes in New York regulations on these obligations must be considered.
              G) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, PNC Institutional Management Corp. ("PIMC"), a wholly-owned subsidiary of PNC Asset Management Group, Inc., which is in turn a wholly-owned subsidiary of PNC Bank, National Association ("PNC Bank"), serves as investment advisor for the four portfolios described herein. PNC Bank serves as the sub-advisor for the Money Market, the Municipal Money Market and the Government Obligations Money Market Portfolios. The New York Municipal Money Market Portfolio has no sub-advisor.

     For its advisory services, PIMC is entitled to receive the following fees, computed daily and payable monthly based on a portfolio's average daily net assets:

           PORTFOLIO                                ANNUAL RATE
  ---------------------------      --------------------------------------------
  Money Market and Government      .45% of first $250 million of net assets;
    Obligations Money Market       .40% of next $250 million of net assets;
    Portfolios                     .35% of net assets in excess of $500 million.

  Municipal Money Market and       .35% Of first $250 million of net assets;
    New York Municipal Money       .30% of next $250 million of net assets;
    Market Portfolios              .25% of net assets in excess of $500 million.

     PIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 1997, advisory fees and waivers for the four investment portfolios were as follows:

                                   GROSS                                NET
                                  ADVISORY                            ADVISORY
                                    FEE             WAIVER              FEE
                                ----------       ------------       -----------
  Money Market Portfolio        $4,223,251       $(1,828,828)       $2,394,423
  Municipal Money Market
    Portfolio                      712,521          (674,721)           37,800
  Government Obligations
    Money Market Portfolio       1,185,738          (355,487)          830,251
  New York Municipal Money
    Market Portfolio               161,303          (157,097)            4,206

     PNC Bank, as sub-advisor, receives a fee directly from PIMC, not the portfolios. In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 1997, transfer agency fees and waivers for each class of shares within the four investment portfolios were as follows:

                                                       GROSS                                        NET
                                                  TRANSFER AGENCY                             TRANSFER AGENCY
                                                        FEE                 WAIVER                  FEE
                                                  ---------------        -------------        ---------------
Money Market Portfolio
     Bedford Class                                   $  910,000           $        --            $  910,000
     Cash Preservation Class                              5,504                (2,975)                2,529
     Janney Montgomery Scott Class                      601,086                    --               601,086
     RBB Class                                            3,750                (3,651)                   99
     Sansom Street Class                                185,431                    --               185,431
                                                     ----------           -----------            ----------
     Total Money Market Portfolio                    $1,705,771           $    (6,626)           $1,699,145
                                                     ==========           ===========            ==========
Municipal Money Market Portfolio
     Bedford Class                                   $   55,234           $        --            $   55,234
     Bradford Class                                      10,114                    --                10,114
     Cash Preservation Class                              4,500                (4,335)                  165
     Janney Montgomery Scott Class                       21,693                    --                21,693
     RBB Class                                            1,755                (1,580)                  175
                                                     ----------           -----------            ----------
        Total Municipal Money Market Portfolio       $   93,296           $    (5,915)           $   87,381
                                                     ==========           ===========            ==========
Government Obligations Money Market Portfolio
     Bedford Class                                   $   31,956           $        --            $   31,956
     Bradford Class                                       1,100                    --                 1,100
     Janney Montgomery Scott Class                      237,510                    --               237,510
                                                     ----------           -----------            ----------
        Total Government Obligations Money
           Market Portfolio                          $  270,566                    --            $  270,566
                                                     ==========           ===========            ==========
New York Municipal Money Market Portfolio
     Bedford Class                                   $   29,599           $        --            $   29,599
     Janney Montgomery Scott Class                        2,399                    --                 2,399
                                                     ----------           -----------            ----------
        Total New York Municipal Money
           Market Portfolio                          $   31,998           $        --            $   31,998
                                                     ==========           ===========            ==========

     In addition, PFPC serves as administrator for the Municipal Money Market and New York Municipal Money Market Portfolios. The administration fee is computed daily and payable monthly at an annual rate of .10% of each Portfolio's average daily net assets. For the six months ended February 28, 1997, administration fees for the two portfolios were as follows:

                                                          ADMINISTRATION
                                                                FEE
                                                          --------------
      Municipal Money Market Portfolio                      $  216,844
      New York Municipal Money Market Portfolio                 46,086

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Fund, on behalf of each class of shares within the four investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("Counsellors"), which provide for each class to make monthly payments, based on average net assets, to Counsellors of up to .65% on an annualized basis for the Bedford, Bradford, Cash Preservation, Janney Montgomery Scott and RBB Classes and up to .20% on an annualized basis for the Sansom Street Class.

     For the six months ended February 28, 1997, distribution fees for each class were as follows:

                                                                   DISTRIBUTION
                                                                       FEE
                                                                   -----------
   Money Market Portfolio
       Bedford Class                                               $ 3,125,194
       Cash Preservation Class                                             393
       Janney Montgomery Scott Class                                 1,825,638
       RBB Class                                                           114
       Sansom Street Class                                             170,854
                                                                   -----------
           Total Money Market Portfolio                            $ 5,122,193
                                                                   ===========
   Municipal Money Market Portfolio
       Bedford Class                                                $  548,593
       Bradford Class                                                  412,774
       Cash Preservation Class                                             179
       Janney Montgomery Scott Class                                   292,950
       RBB Class                                                             8
                                                                   -----------
           Total Municipal Money Market Portfolio                  $ 1,254,504
                                                                   ===========
   Government Obligations Money Market Portfolio
       Bedford Class                                                $  559,976
       Bradford Class                                                  137,216
       Janney Montgomery Scott Class                                   979,657
                                                                   -----------
           Total Government Obligations Money Market Portfolio     $ 1,676,849
                                                                   ===========
   New York Municipal Money Market Portfolio
       Bedford Class                                                $  163,162
       Janney Montgomery Scott Class                                    84,599
                                                                   -----------
           Total New York Municipal Money Market Portfolio          $  247,761
                                                                   ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the six months ended February 28, 1997, service organization fees were $243,692 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)

NOTE 3. CAPITAL SHARES

     Transactions in capital shares (at $1.00 per capital share) for each period were as follows:


                                                                          MUNICIPAL MONEY MARKET
                                      MONEY MARKET PORTFOLIO                    PORTFOLIO
                               ----------------------------------   ----------------------------------
                                    FOR THE                             FOR THE
                                  SIX MONTHS          FOR THE          SIX MONTHS         FOR THE
                                     ENDED           YEAR ENDED           ENDED          YEAR ENDED
                               FEBRUARY 28, 1997   AUGUST 31,1996   FEBRUARY 28, 1997  AUGUST 31, 1996
                               -----------------   ---------------  -----------------  ---------------
                                  (UNAUDITED)                          (UNAUDITED)
                                     VALUE              VALUE             VALUE            VALUE
                               -----------------   ---------------  -----------------  ---------------
Shares sold:
   Bedford Class                $ 2,056,550,608    $ 3,797,592,288    $ 578,025,438    $ 1,022,457,772
   Bradford Class                            --                 --      316,528,520        479,401,891
   Cash Preservation Class              127,911            122,344           46,523            171,907
   Janney Montgomery
     Scott Class                  1,459,413,851      2,359,936,867      206,342,738        408,374,271
   RBB Class                              4,744            584,206              200             69,480
   Sansom Street Class              911,854,917      2,191,596,362               --                 --

Shares issued in
   reinvestment of dividends:
   Bedford Class                     26,659,535         49,290,088        2,771,563          5,847,767
   Bradford Class                            --                 --        1,877,757          3,506,714
   Cash Preservation Class                4,494             10,084            1,151              3,515
   Janney Montgomery
     Scott Class                     13,870,907         24,077,173        1,370,883          2,602,869
   RBB Class                              1,361              2,625               53                143
   Sansom Street Class                9,516,045         18,389,361               --                 --

Shares repurchased:
   Bedford Class                 (1,942,165,988)    (3,673,362,904)    (584,102,601)    (1,024,790,222)
   Bradford Class                            --                 --     (292,305,157)      (464,445,579)
   Cash Preservation Class              (58,181)          (165,733)         (79,206)          (220,929)
   Janney Montgomery
     Scott Class                 (1,372,242,482)    (2,265,789,890)    (193,777,346)      (434,775,023)
   RBB Class                            (67,517)          (580,821)          (5,396)           (69,419)
   Sansom Street Class             (903,693,196)    (2,127,237,313)              --                 --
                                ---------------    ---------------    -------------    ---------------
NET INCREASE (DECREASE)         $   259,777,009    $   374,464,737    $  36,695,120    $    (1,864,843)
                                ===============    ===============    =============    ===============
Bedford Shares authorized         1,500,000,000      1,500,000,000      500,000,000        500,000,000
                                ===============    ===============    =============    ===============



                                      GOVERNMENT OBLIGATIONS                NEW YORK MUNICIPAL
                                      MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                ----------------------------------  ----------------------------------
                                    FOR THE                             FOR THE
                                   SIX MONTHS         FOR THE          SIX MONTHS         FOR THE
                                      ENDED          YEAR ENDED           ENDED          YEAR ENDED
                                FEBRUARY 28, 1997  AUGUST 31, 1996  FEBRUARY 28, 1997  AUGUST 31, 1996
                                -----------------  ---------------  -----------------  ---------------
                                   (UNAUDITED)                         (UNAUDITED)
                                      VALUE            VALUE              VALUE             VALUE
                                -----------------  ---------------  -----------------  ---------------
Shares sold:
   Bedford Class                  $ 270,989,111    $   663,889,198     $ 140,141,171     $ 449,311,267
   Bradford Class                    84,417,833        180,761,217                --                --
   Cash Preservation Class                   --                 --                --                --
   Janney Montgomery
     Scott Class                    621,135,426      1,160,250,876        63,760,366        81,817,923
   RBB Class                                 --                 --                --                --
   Sansom Street Class                       --                 --                --                --

Shares issued in
   reinvestment of dividends:
   Bedford Class                      4,438,059          8,793,104           877,910         1,674,883
   Bradford Class                       982,160          2,158,629                --                --
   Cash Preservation Class                   --                 --                --                --
   Janney Montgomery
     Scott Class                      7,249,312         14,080,097           375,089           414,118
   RBB Class                                 --                 --                --                --
   Sansom Street Class                       --                 --                --                --

Shares repurchased:
   Bedford Class                   (277,022,343)      (643,470,937)     (136,008,557)     (443,200,310)
   Bradford Class                   (96,290,034)      (172,234,746)               --                --
   Cash Preservation Class                   --                 --                --                --
   Janney Montgomery
     Scott Class                   (595,138,604)    (1,170,127,739)      (47,748,295)      (76,871,596)
   RBB Class                                 --                 --                --                --
   Sansom Street Class                       --                 --                --                --
                                  -------------    ---------------     -------------     -------------
Net increase (decrease)           $  20,760,920    $    44,099,699     $  21,397,684     $  13,146,285
                                  =============    ===============     =============     =============
Bedford Shares authorized           500,000,000        500,000,000       500,000,000       500,000,000
                                  =============    ===============     =============     =============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 4. NET ASSETS

At February 28, 1997, net assets consisted of the following: (unaudited)

                                                                                               GOVERNMENT          NEW YORK
                                                                            MUNICIPAL          OBLIGATIONS         MUNICIPAL
                                                      MONEY MARKET         MONEY MARKET       MONEY MARKET        MONEY MARKET
                                                       PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                     --------------       ------------        ------------        ------------
Capital paid-in
   Bedford Class                                     $1,250,395,889       $198,704,009        $191,007,843        $ 73,139,232
   Bradford Class                                                --        155,499,701          46,301,694                  --
   Cash Preservation Class                                  276,583             84,233                  --                  --
   Janney Montgomery Scott Class                        662,915,523        103,362,447         340,009,863          36,419,076
   Sansom Street Class                                  542,045,165                 --                  --                  --
   Other Classes                                                800                800                 800                 800

Accumulated net realized gain (loss)
  on investments
   Bedford Class                                            (23,975)           (69,802)             (2,438)            (12,592)
   Bradford Class                                                --                339                (821)                 --
   Cash Preservation Class                                       (4)                 5                  --                  --
   Janney Montgomery Scott Class                            (11,305)             1,734              (3,544)                (19)
   Sansom Street Class                                      (11,138)                --                  --                  --
                                                     --------------       ------------        ------------        ------------
                                                     $2,455,587,538       $457,583,466        $577,313,397        $109,546,497
                                                     ==============       ============        ============        ============


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 5. OTHER FINANCIAL HIGHLIGHTS

     The Fund currently offers four other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and RBB and Sansom Street. The Fund currently offers four other classes of shares representing interests in the Municipal Money Market Portfolio: Bradford, Cash Preservation, Janney Montgomery Scott and RBB. The Fund currently offers two other classes of shares representing interests in the Government Obligations Money Market Portfolio: Bradford and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the New York Municipal Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the RBB and Cash Preservation Classes are not presented in this report due to their immateriality. Such information is available in the annual reports of each respective family. The financial highlights of certain of the other classes are as follows:

BRADFORD GOVERNMENT OBLIGATIONS MONEY MARKET SHARES


                                                                                                                    FOR THE PERIOD
                                              FOR THE        FOR THE       FOR THE      FOR THE       FOR THE      JANUARY 10, 1992
                                            SIX MONTHS        YEAR          YEAR         YEAR          YEAR        COMMENCEMENT OF
                                               ENDED          ENDED         ENDED        ENDED         ENDED        OPERATIONS) TO
                                           FEBRUARY 28,     AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,       AUGUST 31,
                                               1997           1996          1995          1994          1993             1992
                                           ------------    -----------   -----------   -----------   -----------   ----------------
                                            (UNAUDITED)

 Net asset value,
    beginning of period ..................   $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             --------       --------      --------       --------      --------        --------
 Income from investment operations:
   Net investment income .................     0.0219         0.0458        0.0475         0.0270        0.0231          0.0208
   Net gains on securities
     (both realized and unrealized) ......         --             --            --             --            --          0.0009
                                             --------       --------      --------       --------      --------        --------
     Total from investment operations ....     0.0219         0.0458        0.0475         0.0270        0.0231          0.0217
                                             --------       --------      --------       --------      --------        --------
 Less distributions
 Dividends (from net
    investment income) ...................    (0.0219)       (0.0458)      (0.0475)       (0.0270)      (0.0231)        (0.0208)
 Distributions (from capital gains) ......         --             --            --             --            --         (0.0009)
                                             --------       --------      --------       --------      --------        --------

     Total distributions .................    (0.0219)       (0.0458)      (0.0475)       (0.0270)      (0.0231)        (0.0217)
                                             --------       --------      --------       --------      --------        --------
 Net asset value, end of period ..........   $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             ========       ========      ========       ========      ========        ========
 Total Return ............................    4.51%(b)         4.68%         4.86%          2.73%         2.33%         3.42%(b)
 Ratios /Supplemental Data
   Net assets, end of period (000) .......    $46,262        $57,190       $46,509        $39,732       $50,523         $42,477
   Ratios of expenses to
     average net assets .................. .975%(a)(b)       .975%(a)      .975%(a)       .975%(a)      .975%(a)     .975%(a)(b)
   Ratios of net investment
     income to average
     net assets ..........................    4.42%(b)        4.58%          4.75%          2.70%         2.31%         3.23%(b)

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.13% annualized for the six months ended February 28, 1997, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1996,
     1995, 1994, and 1993, respectively and 1.15% annualized for the period end August 31 1992.

(b)  Annualized.


                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

BRADFORD MUNICIPAL MONEY MARKET SHARES


                                                                                                                    FOR THE PERIOD
                                              FOR THE        FOR THE       FOR THE      FOR THE       FOR THE      JANUARY 10, 1992
                                            SIX MONTHS        YEAR          YEAR         YEAR          YEAR        COMMENCEMENT OF
                                               ENDED          ENDED         ENDED        ENDED         ENDED        OPERATIONS) TO
                                           FEBRUARY 28,     AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,       AUGUST 31,
                                               1997           1996          1995          1994          1993             1992
                                           ------------    -----------   -----------   -----------   -----------   ----------------
                                            (UNAUDITED)

 Net asset value,
    beginning of period ...................  $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             --------       --------      --------       --------      --------        --------
     Income from investment operations:
       Net investment income...............    0.0138         0.0288        0.0297         0.0195        0.0195          0.0154
                                             --------       --------      --------       --------      --------        --------
         Total from investment operations..    0.0138         0.0288        0.0297         0.0195        0.0195          0.0154
                                             --------       --------      --------       --------      --------        --------
     Less distributions
       Dividends (from net
         investment income) ...............   (0.0138)       (0.0288)      (0.0297)       (0.0195)      (0.0195)        (0.0154)
                                             --------       --------      --------       --------      --------        --------
         Total distributions...............   (0.0138)       (0.0288)      (0.0297)       (0.0195)      (0.0195)        (0.0154)
                                             --------       --------      --------       --------      --------        --------
 Net asset value, end of period ...........  $   1.00       $   1.00      $   1.00       $   1.00      $   1.00        $   1.00
                                             ========       ========      ========       ========      ========        ========
     Total Return .........................   2.82%(b)         2.92%         3.01%          1.97%         1.96%         2.42%(b)
     Ratios /Supplemental Data
       Net assets, end of period (000) ....  $155,496       $129,399      $110,936       $100,089       $76,975         $69,586
       Ratios of expenses to average
         net assets ....................... .84%(a)(b)        .84%(a)       .82%(a)        .77%(a)       .77%(a)      .77%(a)(b)
       Ratios of net investment income to
         average net assets ...............   2.79%(b)         2.88%         2.97%          1.95%         1.95%         2.40%(b)

(a) Without the waiver of advisiry, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.15% annualized for the six months ended February 28, 1997, 1.12%, 1.14%, 1.11% and 1.16% for the years ended August 31, 1996, 1995, 1994 and 1993, respectively, and 1.16% annualized for the period ended August 31, 1992.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY

                                                                                                       MUNICIPAL MONEY
                                               MONEY MARKET PORTFOLIO                                 MARKET PORTFOLIO
                                  ------------------------------------------------       -------------------------------------------
                                                                    FOR THE PERIOD                                    FOR THE PERIOD
                                    FOR THE         FOR THE         JUNE 12, 1995          FOR THE        FOR THE     JUNE 12, 1995
                                   SIX MONTHS        YEAR           (COMMENCEMENT         SIX MONTHS       YEAR       (COMMENCEMENT
                                     ENDED          ENDED           OF OPERATIONS)          ENDED          ENDED      OF OPERATIONS)
                                  FEBRUARY 28,     AUGUST 31,       TO AUGUST 31,        FEBRUARY 28,    AUGUST 31,    TO AUGUST 31,
                                     1997            1996               1995                1997           1996            1995
                                  ------------     ----------     --------------       ------------    ----------   --------------
                                   (UNAUDITED)                                            (UNAUDITED)

Net asset value,
  beginning of period .........     $  1.00         $  1.00           $  1.00              $  1.00        $  1.00        $  1.00
                                    -------         -------           -------              -------        -------        -------
Income from investment
  operations:
Net investment income .........      0.0224          0.0465            0.0112               0.0138         0.0278         0.0063
                                    -------         -------           -------              -------        -------        -------
    Total from investment
      operations ..............      0.0224          0.0465            0.0112               0.0138         0.0278         0.0063
                                    -------         -------           -------              -------        -------        -------
Less distributions
Dividends (from net
  investment income) ..........     (0.0224)        (0.0465)          (0.0112)             (0.0138)       (0.0278)       (0.0063)
                                    -------         -------           -------              -------        -------        -------
    Total distributions .......     (0.0224)        (0.0465)          (0.0112)             (0.0138)       (0.0278)       (0.0063)
                                    -------         -------           -------              -------        -------        -------
Net asset value,
  end of period ...............     $  1.00         $  1.00           $  1.00              $  1.00        $  1.00        $  1.00
                                    =======         =======           =======              =======        =======        =======
Total Return ..................     4.62%(b)          4.76%           5.30%(b)             2.82%(b)         2.81%        2.87%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............    $662,899        $561,865          $443,645             $103,364        $89,428       $113,226
  Ratios of expenses
    to average
    net assets ................  1.00%(a)(b)        1.00%(a)       1.00%(a)(b)          0.86%(a)(b)       0.94%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................     4.52%(b)          4.65%           5.04%(b)             2.79%(b)         2.78%        2.83%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.24% annualized for the six months ended February 28, 1997, and 1.23%, 1.23% for the years ended August 31, 1996 and 1995, respectively. For the Municipal Money Market Portfolio, the ratio of expenses to average net assets would have been 1.17% annualized for the six months ended February 28, 1997, and 1.23%, 1.30% for the years ended August 31, 1996 and 1995, respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE JANNEY MONTGOMERY SCOTT FAMILY (CONTINUED)

                                               GOVERNMENT OBLIGATIONS                                  NEW YORK MUNICIPAL
                                               MONEY MARKET PORTFOLIO                                MONEY MARKET PORTFOLIO
                                  ------------------------------------------------       -------------------------------------------
                                                                    FOR THE PERIOD                                    FOR THE PERIOD
                                    FOR THE         FOR THE         JUNE 12, 1995          FOR THE        FOR THE      JUNE 9, 1995
                                   SIX MONTHS        YEAR           (COMMENCEMENT         SIX MONTHS       YEAR       (COMMENCEMENT
                                     ENDED          ENDED           OF OPERATIONS)          ENDED          ENDED      OF OPERATIONS)
                                  FEBRUARY 28,     AUGUST 31,       TO AUGUST 31,        FEBRUARY 28,    AUGUST 31,    TO AUGUST 31,
                                     1997            1996               1995                1997           1996            1995
                                  ------------     ----------       --------------       ------------    ----------   --------------
                                   (UNAUDITED)                                            (UNAUDITED)

Net asset value,
  beginning of period .........     $  1.00         $  1.00           $  1.00              $  1.00        $  1.00        $  1.00
                                    -------         -------           -------              -------        -------        -------
Income from investment
  operations:
Net investment income .........      0.0218          0.0456            0.0109               0.0134         0.0262         0.0062
                                    -------         -------           -------              -------        -------        -------
    Total from investment
      operations ..............      0.0218          0.0456            0.0109               0.0134         0.0262         0.0062
                                    -------         -------           -------              -------        -------        -------
Less distributions
Dividends (from net
  investment income) ..........     (0.0218)        (0.0456)          (0.0109)             (0.0134)       (0.0262)       (0.0062)
                                    -------         -------           -------              -------        -------        -------
    Total distributions .......     (0.0218)        (0.0456)          (0.0109)             (0.0134)       (0.0262)       (0.0062)
                                    -------         -------           -------              -------        -------        -------
Net asset value,
  end of period ...............     $  1.00         $  1.00           $  1.00              $  1.00        $  1.00        $  1.00
                                    =======         =======           =======              =======        =======        =======
Total Return ..................     4.48%(b)          4.66%           5.03%(b)             2.73%(b)         2.65%        2.72%(b)
Ratios /Supplemental Data
  Net assets, end of
    period (000) ..............    $340,012        $306,757          $302,585              $36,418        $20,032        $14,671
  Ratios of expenses
    to average
    net assets ................  1.00%(a)(b)        1.00%(a)       1.00%(a)(b)           .80%(a)(b)        .93%(a)    1.00%(a)(b)
  Ratios of net investment
    income to average
    net assets ................     4.39%(b)          4.56%           4.91%(b)             2.69%(b)         2.62%        2.68%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.25% annualized for the six months ended February 28, 1997, and 1.25%, 1.28% for the years ended August 31, 1997, 1996 and 1995 respectively. For the New York Municipal Money Markey Portfolio, the ratio of expenses to average net assets would have been 1.14% annualized for the period ended February 28, 1997, and 1.29%, 1.41% the years ended August 31, 1996 and 1995 respectively.

(b)  Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 1997
                                   (UNAUDITED)


NOTE 6. OTHER FINANCIAL HIGHLIGHTS (CONTINUED)

THE SANSOM STREET FAMILY

                                                                                  Money Market Portfolio
                                                      ------------------------------------------------------------------------------
                                                        FOR THE
                                                       SIX MONTHS     FOR THE      FOR THE      FOR THE      FOR THE      FOR THE
                                                          ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                      FEBRUARY 28,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                          1997          1996         1995         1994         1993         1992
                                                      ------------   ----------   ----------   ----------   ----------   ----------
                                                       (UNAUDITED)

Net asset value, beginning of period ..............     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                        -------       -------      -------      -------      -------      -------
Income from investment operations:
  Net investment income ...........................      0.0250        0.0518       0.0543       0.0334       0.0304       0.0435
  Net gains on securities
   (both realized and unrealized) .................          --            --           --           --           --       0.0007
                                                        -------       -------      -------      -------      -------      -------
     Total from investment operations .............      0.0250        0.0518       0.0543       0.0334       0.0304       0.0442
                                                        -------       -------      -------      -------      -------      -------
Less distributions
  Dividends (from net investment income) ..........     (0.0250)      (0.0518)     (0.0543)     (0.0334)     (0.0304)     (0.0435)
  Distributions (from capital gains) ..............          --            --           --           --           --      (0.0007)
                                                        -------       -------      -------      -------      -------      -------
     Total distributions ..........................     (0.0250)      (0.0518)     (0.0543)     (0.0334)     (0.0304)     (0.0442)
                                                        -------       -------      -------      -------      -------      -------
Net asset value, end of period ....................     $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                        =======       =======      =======      =======      =======      =======
Total Return ......................................     5.15%(b)        5.30%        5.57%        3.39%        3.08%        4.51%
Ratios /Supplemental Data
  Net assets, end of period .......................    $542,034      $524,359     $441,614     $373,745     $190,794     $228,079
  Ratios of expenses to average net assets ........   .49%(a)(b)       .48%(a)      .39%(a)      .39%(a)      .34%(a)      .35%(a)
Ratios of net investment income to
  average net assets ..............................     5.03%(b)        5.18%        5.43%        3.34%        3.04%        4.35%

(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .66% for six months ended February 28, 1997, .65%, .59%, .60%, .60% and .61% for the years ended
     August 31, 1996, 1995, 1994, 1993 and 1992 respectively.

(b)  Annualized.